Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/40	17,421	12,941
United States Treasury Strip Coupon	0.000%	2/15/41	66,650	49,274
United States Treasury Strip Coupon	0.000%	5/15/41	71,708	52,705
United States Treasury Strip Coupon	0.000%	8/15/41	77,476	56,533
United States Treasury Strip Coupon	0.000%	11/15/41	55,007	39,910
United States Treasury Strip Coupon	0.000%	2/15/42	75,722	54,656
United States Treasury Strip Coupon	0.000%	5/15/42	51,354	36,810
United States Treasury Strip Coupon	0.000%	8/15/42	76,221	54,367
United States Treasury Strip Coupon	0.000%	11/15/42	57,701	40,918
United States Treasury Strip Coupon	0.000%	2/15/43	51,384	36,246
United States Treasury Strip Coupon	0.000%	5/15/43	72,246	50,600
United States Treasury Strip Coupon	0.000%	8/15/43	58,614	40,810
United States Treasury Strip Coupon	0.000%	11/15/43	52,643	36,439
United States Treasury Strip Coupon	0.000%	2/15/44	65,545	45,139
United States Treasury Strip Coupon	0.000%	5/15/44	58,996	40,394
United States Treasury Strip Coupon	0.000%	8/15/44	48,241	32,838
United States Treasury Strip Coupon	0.000%	11/15/44	56,987	38,506
United States Treasury Strip Coupon	0.000%	2/15/45	56,915	38,249
United States Treasury Strip Coupon	0.000%	5/15/45	51,951	34,734
United States Treasury Strip Coupon	0.000%	8/15/45	45,302	30,080
United States Treasury Strip Coupon	0.000%	11/15/45	66,414	43,895
United States Treasury Strip Coupon	0.000%	2/15/46	56,356	37,155
United States Treasury Strip Coupon	0.000%	5/15/46	73,638	48,279
United States Treasury Strip Coupon	0.000%	8/15/46	54,757	35,669
United States Treasury Strip Coupon	0.000%	11/15/46	58,960	38,227
United States Treasury Strip Coupon	0.000%	2/15/47	63,438	40,932
United States Treasury Strip Coupon	0.000%	5/15/47	64,302	41,334
United States Treasury Strip Coupon	0.000%	8/15/47	51,152	32,709
United States Treasury Strip Coupon	0.000%	11/15/47	65,703	41,881
United States Treasury Strip Coupon	0.000%	2/15/48	55,791	35,410
United States Treasury Strip Coupon	0.000%	5/15/48	71,272	45,052
United States Treasury Strip Coupon	0.000%	8/15/48	48,672	30,625
United States Treasury Strip Coupon	0.000%	11/15/48	54,437	34,087
United States Treasury Strip Coupon	0.000%	2/15/49	40,334	25,146
United States Treasury Strip Coupon	0.000%	5/15/49	30,676	18,995
United States Treasury Strip Coupon	0.000%	8/15/49	11,607	7,180
United States Treasury Strip Coupon	0.000%	11/15/49	1,566	964
United States Treasury Strip Coupon	0.000%	2/15/50	1,007	617
United States Treasury Strip Coupon	0.000%	5/15/50	2,165	1,323
United States Treasury Strip Coupon	0.000%	8/15/50	1,007	616
United States Treasury Strip Coupon	0.000%	11/15/50	1,019	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	2/15/41	48,648	37,067
	United States Treasury Strip Principal	0.000%	5/15/41	46,062	34,813
	United States Treasury Strip Principal	0.000%	8/15/41	31,956	23,925
	United States Treasury Strip Principal	0.000%	11/15/41	29,994	22,303
	United States Treasury Strip Principal	0.000%	2/15/42	26,664	19,769
	United States Treasury Strip Principal	0.000%	5/15/42	30,720	22,560
	United States Treasury Strip Principal	0.000%	8/15/42	34,625	25,255
	United States Treasury Strip Principal	0.000%	11/15/42	48,802	35,317
	United States Treasury Strip Principal	0.000%	2/15/43	49,172	35,408
	United States Treasury Strip Principal	0.000%	5/15/43	32,607	23,309
	United States Treasury Strip Principal	0.000%	8/15/43	47,611	33,863
	United States Treasury Strip Principal	0.000%	11/15/43	47,228	33,399
	United States Treasury Strip Principal	0.000%	2/15/44	40,332	28,321
	United States Treasury Strip Principal	0.000%	5/15/44	37,402	26,120
	United States Treasury Strip Principal	0.000%	8/15/44	50,008	34,697
	United States Treasury Strip Principal	0.000%	11/15/44	45,868	31,624
	United States Treasury Strip Principal	0.000%	2/15/45	37,815	25,921
	United States Treasury Strip Principal	0.000%	5/15/45	39,242	26,767
	United States Treasury Strip Principal	0.000%	8/15/45	46,470	31,516
	United States Treasury Strip Principal	0.000%	11/15/45	41,183	27,834
	United States Treasury Strip Principal	0.000%	2/15/46	44,728	30,027
	United States Treasury Strip Principal	0.000%	5/15/46	42,524	28,401
	United States Treasury Strip Principal	0.000%	8/15/46	39,739	26,398
	United States Treasury Strip Principal	0.000%	11/15/46	55,396	36,618
	United States Treasury Strip Principal	0.000%	2/15/47	61,805	40,724
	United States Treasury Strip Principal	0.000%	5/15/47	46,117	30,243
	United States Treasury Strip Principal	0.000%	8/15/47	69,490	45,282
	United States Treasury Strip Principal	0.000%	11/15/47	66,994	43,473
	United States Treasury Strip Principal	0.000%	2/15/48	81,248	52,456
	United States Treasury Strip Principal	0.000%	5/15/48	66,970	43,039
	United States Treasury Strip Principal	0.000%	8/15/48	31,697	20,259
	United States Treasury Strip Principal	0.000%	11/15/48	30,591	19,511
	United States Treasury Strip Principal	0.000%	2/15/49	66,603	42,194
	United States Treasury Strip Principal	0.000%	5/15/49	66,752	42,059
	United States Treasury Strip Principal	0.000%	8/15/49	69,571	43,580
	United States Treasury Strip Principal	0.000%	11/15/49	82,236	51,288
	United States Treasury Strip Principal	0.000%	2/15/50	75,900	47,111
	United States Treasury Strip Principal	0.000%	5/15/50	120,050	74,168
	United States Treasury Strip Principal	0.000%	8/15/50	120,050	73,728
	United States Treasury Strip Principal	0.000%	11/15/50	106,050	64,831
Total U.S. Government and Agency Obligations (Cost $2,468,375)					2,818,045
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $251)	0.109%		2,513	251
Total Investments (100.0%) (Cost $2,468,626)					2,818,296
Other Assets and Liabilities—Net (0.0%)					(94)
Net Assets (100%)					2,818,202
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,818,045	—	2,818,045
Temporary Cash Investments	251	—	—	251
Total	251	2,818,045	—	2,818,296